BETTER 10K - RESTRUCTURING AND IMPAIRMENTS - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operational Restructuring Program | Impairment of Loan Commitment Asset
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	$ 38.3	$ 67.3	$ 105.6	$ 0.0